Long Term Liabilities to Banks and Others	12 Months Ended
Dec. 31, 2017
Long Term Liabilities to Banks and Others [Abstract]
LONG TERM LIABILITIES TO BANKS AND OTHERS

NOTE 14:- LONG TERM LIABILITIES TO BANKS AND OTHERS

a.	Composition:

December 31, 2017	Linkage Basis	Long-term liabilities	Current maturities	Total long-term liabilities net of current maturities	Total long-term liabilities net of current maturities
Interest rate		December 31, 2017			December 31, 2016
%
2.5-5.81	NIS (Unlinked)	$175,592	42,839	132,753	$115,529
2-5	USD (Unlinked)	3,725	862	2,863	-
		$179,317	43,701	135,616	$115,529

i)	In November 2016, Magic obtained a loan in the amount of $31,356 linked to the New Israel shekel from an Israeli financial institution. The principal amount is payable in seven equal annual installments with the final payment due on November 2, 2023 and bears a fixed interest rate of 2.60% per annum, payable in two semi-annual payments. Under the terms of the loan with the Israeli financial institution, Magic has undertaken to maintain certain financial covenants (See note 19c(iv)).

ii)

On February 28, 2017, Sapiens (via its wholly-owned subsidiary, Sapiens Americas Corporation) entered into a secured credit agreement, with HSBC Bank USA, National Association, for the acquisition of StoneRiver. Pursuant to the credit agreement, Sapiens borrowed $40 million for a five-year term, at the rate of LIBOR plus 1.85%. Upon Sapiens’ consummation of a public offering and private placement of Sapiens Series B Debentures in September 2017, Sapiens utilized the proceeds received from the sale of the debentures for repayment of the entire outstanding term loan amount (including accrued interest) under the credit agreement with HSBC.

b.	Maturity dates:

	December 31,
	2016	2017
First year (current maturities)	$40,054	$43,701
Second year	33,803	53,645
Third year	37,836	34,270
Fourth year	21,663	19,066
Fifth year and thereafter	22,227	28,635
Total	$155,583	$179,317

c.	For details of liens, guarantees and credit facilities, see Note 19.